Employee Benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits
Short-term employee benefits accruals	$ 47,154,158	$ 47,861,302
Long term employee benefits accruals
Current net defined benefit liability	1,324,599	606,645
Non-current net defined benefit liability	53,439,952	48,032,415
Current provisions for employee benefits	48,478,757	48,467,947
Provisions for employee benefits	$ 53,439,952	$ 48,032,415